Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax [Abstract]
Income tax expense	$ 31,019	$ 12,848
Profit before income tax	$ 104,194	$ 27,025